Employee benefit obligations - Plan assets comprise (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee benefit obligations.
Target return funds	$ 93	$ 92
Bonds	49	73
Cash/other	59	54
Total Plan assets	$ 201	$ 219
Target return funds (percentage)	47.00%	42.00%
Bonds (percentage)	24.00%	33.00%
Cash/other (percentage)	29.00%	25.00%
Total plan asset (percentage)	100.00%	100.00%